OPERATING LEASES AND COMMITMENTS	12 Months Ended
Dec. 31, 2023
OPERATING LEASES AND COMMITMENTS
OPERATING LEASES AND COMMITMENTS

NOTE 11 – OPERATING LEASES AND COMMITMENTS

Effective for annual reporting periods beginning on or after January 1, 2019, IFRS 16 introduced a new approach to lessee accounting that requires a lessee to recognize assets and liabilities for the rights and obligations created by leases. IFRS 16 requires a lessee to recognize assets and liabilities for all leases with a term of more than 12 months. The IASB concluded that such an approach will result in a more faithful representation of a lessee’s assets and liabilities and, together with enhanced disclosures, greater transparency of a lessee’s financial leverage and capital employed.

We adopted this standard on January 1, 2019, with an immaterial cumulative adjustment of $11,667 to accumulated deficit rather than retrospectively adjusting prior periods. This adoption approach resulted in a balance sheet presentation that is not comparable to the prior period.

The following table provides the changes in the Corporation’s operating lease right-of-use assets for the year ended December 31, 2023, 2022 and 2021 respectively:

Operation lease right of Use Asset	In Thousands of US Dollars
	2023	2022	2021
Balances January 1	$158	384	422
Adjustments office lease	-	(4)	184
Accumulated amortization	(158)	(222)	(222)
Balances December 31	$-	$158	$384

The following table provides the changes in the Corporation’s operating lease liability for the year ended December 31, 2023, 2022 and 2021 respectively:

	In Thousands of US Dollars
Operating Lease Liabilities	2023	2022	2021
Balances as of January 1	$173	$391	426
Adjustment office lease	-	(4)	184
Repayments of lease liability	(176)	(229)	(238)
Interest expense	3	15	19
Balances as of December 31	$-	$173	$391
Lease liability due within one year	$-	$173	$228
Lease Liability long Term	-	$-	$163

The total future commitment payment amounts for 2022 and 2021 were $175,910 and $409,279, respectively, compared to the outstanding lease liability of $172,942 and $391,459 as of December 31, 2022, and 2021, respectively. The difference is due to the borrowing rate discount.